Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases

NOTE 8 – LEASES

The Company leases office space under non-cancelable operating lease agreements with expiration dates in 2020. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain of the arrangements have free rent periods or escalating rent payment provisions. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheets. The Company recognizes rental expense on a straight-line basis over the lease term.

The components of lease expense for the year ended March 31,2020 were as follows:

	Statement of Income Location	For the year ended March 31, 2020

Lease Costs
Operating lease expense	General and administrative expenses	$177,082
Total lease expenses		$177,082

Maturity of lease liabilities under the non-cancelable operating leases as of March 31,2020 were as follows:

Operating

Total lease payments in remaining 2020	$46,494
Less: interest	575
Present value of lease liabilities	$45,919